PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 91.6%
Corporate Bonds 25.7%
Azerbaijan 0.7%
Southern Gas Corridor CJSC, Gov’t. Gtd. Notes	6.875%	03/24/26		650	$687,736
State Oil Co. of the Azerbaijan Republic, Sr. Unsec’d. Notes	6.950	03/18/30		400	389,852
					1,077,588
Bahrain 0.4%
Oil & Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes	7.625	11/07/24		400	403,700
Sr. Unsec’d. Notes	8.375	11/07/28		200	203,288
					606,988
Brazil 1.1%
Banco do Brasil SA, Sr. Unsec’d. Notes	4.875	01/11/29		200	186,000
Globo Comunicacao e Participacoes SA, Sr. Unsec’d. Notes	4.875	01/22/30		200	159,912
JSM Global Sarl, Gtd. Notes, 144A	4.750	10/20/30		400	308,200
Nexa Resources SA, Gtd. Notes	6.500	01/18/28		210	203,608
Petrobras Global Finance BV,
Gtd. Notes(a)	5.093	01/15/30		80	77,116
Gtd. Notes	5.375	10/01/29	GBP	100	109,853
Gtd. Notes(a)	5.600	01/03/31		705	687,816

Suzano Austria GmbH, Gtd. Notes	3.750	01/15/31		150	130,313
					1,862,818
Chile 1.0%
Alfa Desarrollo SpA, Sr. Sec’d. Notes, 144A	4.550	09/27/51		199	142,615
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	3.000	09/30/29		200	183,225
Sr. Unsec’d. Notes	4.875	11/04/44		600	559,612
Sr. Unsec’d. Notes	6.150	10/24/36		100	105,894
Sr. Unsec’d. Notes, 144A	4.875	11/04/44		200	186,537

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chile (cont’d.)

Empresa Nacional del Petroleo, Sr. Unsec’d. Notes, 144A	3.450%	09/16/31	200	$162,913
Interchile SA, Sr. Sec’d. Notes, 144A	4.500	06/30/56	200	169,000
VTR Finance NV, Sr. Unsec’d. Notes	6.375	07/15/28	200	122,725
				1,632,521
China 1.7%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25	200	54,000
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes	3.000	09/22/30	500	434,897
Gtd. Notes	3.875	06/19/29	500	465,970
Gtd. Notes	5.125	03/14/28	200	201,662

Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	4.200	02/06/26	460	158,700
ENN Clean Energy International Investment Ltd., Gtd. Notes, 144A	3.375	05/12/26	200	169,225
New Metro Global Ltd., Gtd. Notes	4.800	12/15/24	200	70,288
Prosus NV, Sr. Unsec’d. Notes, 144A	4.193	01/19/32	350	299,600
Sinopec Group Overseas Development 2012 Ltd., Gtd. Notes	4.875	05/17/42	400	397,320
Sinopec Group Overseas Development 2017 Ltd., Gtd. Notes	4.000	09/13/47	200	174,034
Sinopec Group Overseas Development 2018 Ltd., Gtd. Notes, 144A	3.680	08/08/49	400	326,700
Sunac China Holdings Ltd., Sr. Sec’d. Notes	6.500	01/10/25(d)	200	22,000
				2,774,396
Colombia 0.4%
Colombia Telecomunicaciones SA ESP, Sr. Unsec’d. Notes, 144A	4.950	07/17/30	200	155,000
Ecopetrol SA, Sr. Unsec’d. Notes	6.875	04/29/30	208	197,662

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Colombia (cont’d.)
Grupo Aval Ltd., Gtd. Notes, 144A	4.375%	02/04/30		200	$158,000
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	4.500	04/27/31		200	164,225
					674,887
Costa Rica 0.1%
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31		200	186,788
Ghana 0.1%
Tullow Oil PLC, Sr. Sec’d. Notes, 144A	10.250	05/15/26		200	186,000
Guatemala 0.3%
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		200	175,200
Energuate Trust, Gtd. Notes	5.875	05/03/27		400	372,250
					547,450
India 1.7%
Adani Ports & Special Economic Zone Ltd., Sr. Unsec’d. Notes, 144A	5.000	08/02/41		200	157,038
Azure Power Solar Energy Pvt. Ltd., Sr. Sec’d. Notes, 144A, MTN	5.650	12/24/24		200	194,500
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes	4.250	10/27/27		200	165,600
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27		400	350,000
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	94,591
Periama Holdings LLC, Gtd. Notes	5.950	04/19/26		400	371,500
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes	4.500	06/18/29		600	565,237
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	210,850

Reliance Industries Ltd., Sr. Unsec’d. Notes, 144A	3.625	01/12/52		250	191,650

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India (cont’d.)

Summit Digitel Infrastructure Pvt Ltd., Sr. Sec’d. Notes, 144A	2.875%	08/12/31		235	$182,938
TML Holdings Pte Ltd., Sr. Unsec’d. Notes	5.500	06/03/24		200	191,000
					2,674,904
Indonesia 2.4%
Cikarang Listrindo Tbk PT, Sr. Unsec’d. Notes, 144A	4.950	09/14/26		200	183,350
Freeport Indonesia PT, Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	186,250
Indofood CBP Sukses Makmur Tbk PT, Sr. Unsec’d. Notes	3.541	04/27/32		200	165,772
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes	5.450	05/15/30		700	664,912
Sr. Unsec’d. Notes	6.530	11/15/28		220	226,022
Sr. Unsec’d. Notes, 144A	4.750	05/15/25		200	200,772
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	201,787
Sr. Unsec’d. Notes, EMTN	3.100	01/21/30		200	180,163
Sr. Unsec’d. Notes, EMTN	3.650	07/30/29		200	187,225
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	173,413
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	206,037
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	100	78,462
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		420	427,833
Sr. Unsec’d. Notes, 144A, MTN	6.150	05/21/48		200	192,913
Sr. Unsec’d. Notes, EMTN	4.125	05/15/27		250	243,092
Sr. Unsec’d. Notes, EMTN	6.150	05/21/48		200	192,913

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	201,063
					3,911,979
Israel 0.6%
Bank Leumi Le-Israel BM, Sr. Unsec’d. Notes, 144A	5.125	07/27/27		203	204,015
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	4.875	03/30/26		75	68,438
Sr. Sec’d. Notes, 144A	5.375	03/30/28		265	233,200
Sr. Sec’d. Notes, 144A	5.875	03/30/31		115	98,325

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Israel (cont’d.)
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A	6.125%	06/30/25	200	$196,287
Sr. Sec’d. Notes, 144A	6.750	06/30/30	200	185,912
				986,177
Jamaica 0.1%
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000	12/31/26	39	26,682
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	57	47,659
Sr. Sec’d. Notes, 144A	8.750	05/25/24	97	90,619
				164,960
Kazakhstan 1.3%
Kazakhstan Temir Zholy Finance BV, Gtd. Notes	6.950	07/10/42	400	338,524
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	3.500	04/14/33	200	150,300
Sr. Unsec’d. Notes	4.750	04/19/27	590	526,870
Sr. Unsec’d. Notes	5.375	04/24/30	400	366,075
Sr. Unsec’d. Notes	5.750	04/19/47	400	317,200
Sr. Unsec’d. Notes	6.375	10/24/48	400	333,338
				2,032,307
Kuwait 0.3%
MEGlobal Canada ULC, Gtd. Notes, 144A, MTN	5.875	05/18/30	400	420,200
Malaysia 1.3%
Genm Capital Labuan Ltd., Gtd. Notes	3.882	04/19/31	200	152,810
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27	250	221,453
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	800	791,384
Gtd. Notes, EMTN	2.480	01/28/32	400	354,596

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Malaysia (cont’d.)
Petronas Capital Ltd., (cont’d.)
Gtd. Notes, EMTN	4.550%	04/21/50		400	$395,692
Gtd. Notes, EMTN	4.800	04/21/60		200	202,225
					2,118,160
Mexico 4.5%
Cemex SAB de CV, Gtd. Notes	5.450	11/19/29		400	367,000
Comision Federal de Electricidad,
Gtd. Notes	4.688	05/15/29		310	285,936
Gtd. Notes, 144A	4.688	05/15/29		200	184,475

FEL Energy VI Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40		221	159,368
Fermaca Enterprises S de RL de CV, Sr. Sec’d. Notes	6.375	03/30/38		217	203,679
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28		200	178,350
Sr. Sec’d. Notes	4.250	10/31/26		360	339,300
Sr. Sec’d. Notes	5.500	07/31/47		800	608,556
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28		1,042	868,507
Gtd. Notes	6.350	02/12/48		376	247,220
Gtd. Notes	6.490	01/23/27		305	275,987
Gtd. Notes	6.500	03/13/27		808	729,947
Gtd. Notes(a)	6.500	01/23/29		830	705,591
Gtd. Notes	6.500	06/02/41		610	414,647
Gtd. Notes	6.840	01/23/30		573	482,689
Gtd. Notes	6.875	10/16/25		250	244,475
Gtd. Notes	7.690	01/23/50		550	398,750
Gtd. Notes, EMTN	3.750	04/16/26	EUR	285	251,961
Gtd. Notes, MTN	6.875	08/04/26		355	338,280
					7,284,718
Mongolia 0.1%
Development Bank of Mongolia LLC, Sr. Unsec’d. Notes	7.250	10/23/23		200	192,350
Netherlands 0.1%
VEON Holdings BV, Sr. Unsec’d. Notes, 144A	3.375	11/25/27		200	89,725

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Panama 0.2%
Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000%	08/11/41	200	$166,163
Sr. Sec’d. Notes, 144A	5.125	08/11/61	200	165,975
				332,138
Peru 1.1%
Banco Internacional del Peru SAA Interbank, Sr. Unsec’d. Notes	3.250	10/04/26	350	321,081
Corp. Financiera de Desarrollo SA, Sr. Unsec’d. Notes	2.400	09/28/27	200	166,475
Fondo MIVIVIENDA SA, Sr. Unsec’d. Notes, 144A	4.625	04/12/27	150	144,000
InRetail Consumer, Sr. Sec’d. Notes	3.250	03/22/28	300	248,025
Petroleos del Peru, Sr. Unsec’d. Notes	5.625	06/19/47	200	140,750
Petroleos del Peru SA, Sr. Unsec’d. Notes	4.750	06/19/32	880	686,840
				1,707,171
Philippines 0.1%
Globe Telecom, Inc., Sr. Unsec’d. Notes	3.000	07/23/35	200	142,163
Qatar 0.4%
Qatar Energy,
Sr. Unsec’d. Notes	3.300	07/12/51	200	166,850
Sr. Unsec’d. Notes, 144A	3.125	07/12/41	600	505,425
				672,275
Russia 0.4%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	4.950	02/06/28	400	160,000
Sr. Unsec’d. Notes, EMTN	7.288	08/16/37	300	123,000
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	465	190,650

Lukoil Securities BV, Gtd. Notes	3.875	05/06/30	400	222,125
				695,775

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Saudi Arabia 0.6%
Arabian Centres Sukuk Ltd., Gtd. Notes	5.375%	11/26/24	200	$189,225
EIG Pearl Holdings Sarl, Sr. Sec’d. Notes, 144A	3.545	08/31/36	450	397,125
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes	2.250	11/24/30	260	230,425
Sr. Unsec’d. Notes, EMTN	4.250	04/16/39	200	194,000
				1,010,775
South Africa 2.0%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	600	570,563
Sr. Unsec’d. Notes	7.125	02/11/25	1,000	930,500
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23	600	594,112
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	660	585,750

MTN Mauritius Investments Ltd., Gtd. Notes, 144A	6.500	10/13/26	200	197,725
Sasol Financing USA LLC, Gtd. Notes	6.500	09/27/28	300	286,358
				3,165,008
Thailand 0.1%
Thaioil Treasury Center Co. Ltd., Gtd. Notes, 144A, MTN	3.750	06/18/50	200	130,866
Trinidad & Tobago 0.1%
Heritage Petroleum Co. Ltd., Sr. Sec’d. Notes, 144A	9.000	08/12/29	200	206,400
Turkey 0.2%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A	7.750	02/02/27	200	136,600
Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A	6.000	01/23/25	200	174,350
				310,950

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125%	07/19/24	EUR	420	$84,242
State Savings Bank of Ukraine Via SSB #1 PLC, Sr. Unsec’d. Notes	9.625	03/20/25		60	24,000
					108,242
United Arab Emirates 2.1%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes	3.650	11/02/29		200	196,663
Sr. Sec’d. Notes	4.600	11/02/47		200	194,850

Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, 144A	4.000	10/03/49		200	184,100
Abu Dhabi Ports Co. PJSC, Sr. Unsec’d. Notes, EMTN	2.500	05/06/31		200	175,288
DP World Crescent Ltd., Sr. Unsec’d. Notes, EMTN	3.875	07/18/29		660	632,148
DP World PLC, Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		800	875,400
Galaxy Pipeline Assets Bidco Ltd., Sr. Sec’d. Notes, 144A	2.940	09/30/40		590	495,972
ICD Funding Ltd., Gtd. Notes	4.625	05/21/24		200	200,037
ICD Sukuk Co. Ltd., Sr. Unsec’d. Notes, EMTN	5.000	02/01/27		200	201,662
MDGH GMTN RSC Ltd., Gtd. Notes, EMTN	3.700	11/07/49		240	211,395
					3,367,515
Venezuela 0.0%
Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)		205	11,275
Gtd. Notes	6.000	05/16/24(d)		45	2,475
Gtd. Notes	6.000	11/15/26(d)		65	3,575
Sr. Sec’d. Notes	8.500	10/27/20(d)		205	33,825
					51,150

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Vietnam 0.1%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes	5.125%	05/07/29	250	$203,172

Total Corporate Bonds (cost $50,115,684)				41,528,516
Sovereign Bonds 65.9%
Angola 1.9%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	1,630	1,369,200
Sr. Unsec’d. Notes	9.375	05/08/48	200	154,500
Sr. Unsec’d. Notes	9.500	11/12/25	905	841,650
Sr. Unsec’d. Notes, 144A	8.750	04/14/32	200	161,500
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	600	483,000
				3,009,850
Argentina 1.0%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.500(cc)	07/09/30	2,010	474,385
Sr. Unsec’d. Notes	1.000	07/09/29	254	59,205
Sr. Unsec’d. Notes	1.500(cc)	07/09/35	1,052	233,511
Sr. Unsec’d. Notes	1.500(cc)	07/09/46	335	75,228
Sr. Unsec’d. Notes	3.500(cc)	07/09/41	597	155,268
Sr. Unsec’d. Notes	3.875(cc)	01/09/38	1,790	502,195

Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A, MTN	3.900(cc)	09/01/37	478	144,149
				1,643,941
Bahrain 2.1%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750	09/20/29	1,000	972,687
Sr. Unsec’d. Notes	7.000	10/12/28	1,200	1,196,475
Sr. Unsec’d. Notes	7.375	05/14/30	720	721,035
Sr. Unsec’d. Notes	7.500	09/20/47	400	333,825
Sr. Unsec’d. Notes, EMTN	4.250	01/25/28	200	180,663
				3,404,685

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Belarus 0.1%
Republic of Belarus International Bond,
Sr. Unsec’d. Notes	5.875%	02/24/26(d)	200	$24,000
Sr. Unsec’d. Notes	6.200	02/28/30(d)	200	21,000
Sr. Unsec’d. Notes	6.875	02/28/23(d)	200	34,000
Sr. Unsec’d. Notes	7.625	06/29/27	425	46,750
				125,750
Bermuda 0.4%
Bermuda Government International Bond, Sr. Unsec’d. Notes	2.375	08/20/30	670	582,188
Brazil 2.6%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28	171	168,360
Brazilian Government International Bond,
Sr. Unsec’d. Notes	3.875	06/12/30	480	431,340
Sr. Unsec’d. Notes	4.500	05/30/29	550	519,509
Sr. Unsec’d. Notes	5.000	01/27/45	400	318,700
Sr. Unsec’d. Notes	5.625	01/07/41	745	649,687
Sr. Unsec’d. Notes	7.125	01/20/37	1,050	1,118,775
Sr. Unsec’d. Notes	8.250	01/20/34	923	1,059,027
				4,265,398
Cameroon 0.2%
Republic of Cameroon International Bond, Sr. Unsec’d. Notes	9.500	11/19/25	400	389,825
Chile 0.2%
Chile Government International Bond, Sr. Unsec’d. Notes	2.550	07/27/33	370	314,870
Colombia 3.2%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30	1,268	1,022,167
Sr. Unsec’d. Notes	3.875	04/25/27	600	548,550
Sr. Unsec’d. Notes	4.500	03/15/29	1,250	1,131,484
Sr. Unsec’d. Notes	5.625	02/26/44	710	551,936
Sr. Unsec’d. Notes	6.125	01/18/41	980	823,078

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia (cont’d.)
Colombia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.375%	09/18/37		915	$895,156
Sr. Unsec’d. Notes	10.375	01/28/33		200	241,475
					5,213,846
Congo (Republic) 0.1%
Congolese International Bond, Sr. Unsec’d. Notes	6.000	06/30/29		254	214,736
Costa Rica 0.6%
Costa Rica Government International Bond, Sr. Unsec’d. Notes	4.375	04/30/25		1,000	971,438
Croatia 0.3%
Croatia Government International Bond, Sr. Unsec’d. Notes	1.500	06/17/31	EUR	575	526,450
Dominican Republic 3.4%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30		1,088	934,524
Sr. Unsec’d. Notes	5.500	01/27/25		100	99,644
Sr. Unsec’d. Notes	5.500	02/22/29		153	141,601
Sr. Unsec’d. Notes	5.950	01/25/27		665	652,448
Sr. Unsec’d. Notes	6.000	07/19/28		150	144,356
Sr. Unsec’d. Notes	6.850	01/27/45		610	535,771
Sr. Unsec’d. Notes	6.875	01/29/26		500	515,719
Sr. Unsec’d. Notes	7.450	04/30/44		1,400	1,313,200
Sr. Unsec’d. Notes, 144A	4.875	09/23/32		150	125,653
Sr. Unsec’d. Notes, 144A	5.300	01/21/41		150	116,747
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		400	370,200
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		225	170,269
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		320	307,960
					5,428,092
Ecuador 1.3%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.500(cc)	07/31/30		370	218,369
Sr. Unsec’d. Notes, 144A	7.187(s)	07/31/30		179	75,303
Sr. Unsec’d. Notes, 144A	1.500(cc)	07/31/40		1,111	458,899

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador (cont’d.)
Ecuador Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	2.500%(cc)	07/31/35		1,405	$636,514
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/30		1,119	660,387
					2,049,472
Egypt 1.9%
Egypt Government International Bond,
Sr. Unsec’d. Notes	7.903	02/21/48		200	112,500
Sr. Unsec’d. Notes	8.875	05/29/50		400	237,000
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		210	122,325
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	100	70,521
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	420	256,483
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		255	147,900
Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		600	414,000
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	100	80,742
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	800	564,172
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	400	239,671
Sr. Unsec’d. Notes, EMTN	5.800	09/30/27		200	134,500
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	200	122,135
Sr. Unsec’d. Notes, EMTN	7.600	03/01/29		300	207,750
Sr. Unsec’d. Notes, MTN	7.500	01/31/27		200	146,000
Sr. Unsec’d. Notes, MTN	8.500	01/31/47		250	145,000
					3,000,699
El Salvador 0.4%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	5.875	01/30/25		335	152,278
Sr. Unsec’d. Notes	6.375	01/18/27		235	85,599
Sr. Unsec’d. Notes	7.625	02/01/41		150	50,091
Sr. Unsec’d. Notes	7.650	06/15/35		57	18,357
Sr. Unsec’d. Notes	7.750	01/24/23		277	239,046
Sr. Unsec’d. Notes	8.250	04/10/32		425	151,427
					696,798
Gabon 0.7%
Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31		200	141,850
Sr. Unsec’d. Notes	6.950	06/16/25		800	658,650

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Gabon (cont’d.)
Gabon Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.000%	11/24/31		200	$142,000
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		215	152,489
					1,094,989
Ghana 0.6%
Ghana Government International Bond,
Bank Gtd. Notes	10.750	10/14/30		400	321,000
Sr. Unsec’d. Notes	7.750	04/07/29		200	93,948
Sr. Unsec’d. Notes	7.875	03/26/27		800	421,000
Sr. Unsec’d. Notes	8.125	01/18/26		200	132,850
Sr. Unsec’d. Notes, 144A	8.950	03/26/51		205	89,021
					1,057,819
Guatemala 0.7%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.875	02/13/28		600	593,175
Sr. Unsec’d. Notes	6.125	06/01/50		400	380,075
Sr. Unsec’d. Notes, 144A	4.650	10/07/41		200	162,750
					1,136,000
Honduras 0.1%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250	01/19/27		240	199,170
Hungary 1.4%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	715	539,077
Sr. Unsec’d. Notes	7.625	03/29/41		546	663,833
Sr. Unsec’d. Notes, 144A	3.125	09/21/51		455	310,623
Sr. Unsec’d. Notes, 144A	5.250	06/16/29		670	679,858
					2,193,391
India 0.4%
Export-Import Bank of India,
Sr. Unsec’d. Notes	3.875	02/01/28		200	195,670

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
India (cont’d.)
Export-Import Bank of India, (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	3.250%	01/15/30		400	$359,624
Sr. Unsec’d. Notes, EMTN	2.250	01/13/31		200	162,382
					717,676
Indonesia 2.9%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	440	332,255
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	81,719
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	95,421
Sr. Unsec’d. Notes	3.550	03/31/32		200	195,272
Sr. Unsec’d. Notes	4.300	03/31/52		200	188,022
Sr. Unsec’d. Notes	6.625	02/17/37		150	169,688
Sr. Unsec’d. Notes	7.750	01/17/38		490	605,089
Sr. Unsec’d. Notes	8.500	10/12/35		590	763,054
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		110	124,438
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	100	102,671
Sr. Unsec’d. Notes, EMTN	4.625	04/15/43		200	191,272
Sr. Unsec’d. Notes, EMTN	4.750	07/18/47		230	224,652
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	202,272
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		400	409,700
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	119,011
Perusahaan Penerbit SBSN Indonesia III,
Sr. Unsec’d. Notes	4.700	06/06/32		600	620,250
Sr. Unsec’d. Notes, 144A	4.700	06/06/32		205	211,919
					4,636,705
Iraq 1.0%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800	01/15/28		894	771,865
Sr. Unsec’d. Notes	6.752	03/09/23		800	776,900
					1,548,765
Israel 0.4%
Israel Government International Bond, Sr. Unsec’d. Notes	4.500	04/03/2120		700	656,250
Ivory Coast 1.0%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	730	575,100

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ivory Coast (cont’d.)
Ivory Coast Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.750%	12/31/32		94	$82,892
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	500	401,410
Sr. Unsec’d. Notes	6.375	03/03/28		400	366,000
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	250	185,614
					1,611,016
Jamaica 0.9%
Jamaica Government International Bond,
Sr. Unsec’d. Notes	6.750	04/28/28		500	523,219
Sr. Unsec’d. Notes	7.625	07/09/25		225	235,097
Sr. Unsec’d. Notes	7.875	07/28/45		200	220,225
Sr. Unsec’d. Notes	8.000	03/15/39		200	224,287
Sr. Unsec’d. Notes	9.250	10/17/25		200	220,225
					1,423,053
Jordan 0.6%
Jordan Government International Bond,
Sr. Unsec’d. Notes	5.750	01/31/27		200	182,100
Sr. Unsec’d. Notes	5.850	07/07/30		200	169,538
Sr. Unsec’d. Notes	6.125	01/29/26		200	190,350
Sr. Unsec’d. Notes	7.375	10/10/47		200	158,850
Sr. Unsec’d. Notes, 144A	7.750	01/15/28		220	216,672
					917,510
Kazakhstan 0.2%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	6.500	07/21/45		400	395,000
Kenya 0.3%
Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes	7.000	05/22/27		400	295,500
Sr. Unsec’d. Notes	8.000	05/22/32		200	140,750
					436,250
Lebanon 0.1%
Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23(d)		191	12,272
Sr. Unsec’d. Notes	6.650	04/22/24(d)		172	11,212

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Lebanon (cont’d.)
Lebanon Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.750%	11/29/27(d)		170	$11,082
Sr. Unsec’d. Notes	6.850	03/23/27(d)		30	1,853
Sr. Unsec’d. Notes	7.000	04/22/31(d)		115	7,604
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		75	4,819
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)		335	21,838
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		245	15,818
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)		320	20,860
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)		220	13,997
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)		250	15,675
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30(d)		715	44,151
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)		415	23,945
					205,126
Malaysia 1.2%
1MDB Global Investments Ltd., Sr. Unsec’d. Notes	4.400	03/09/23		2,000	1,919,750
Mexico 1.9%
Mexico Government International Bond,
Sr. Unsec’d. Notes	3.250	04/16/30		270	245,666
Sr. Unsec’d. Notes	3.500	02/12/34		600	519,900
Sr. Unsec’d. Notes	4.750	04/27/32		530	528,145
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110		358	317,569
Sr. Unsec’d. Notes, MTN	4.750	03/08/44		140	122,001
Sr. Unsec’d. Notes, MTN	6.050	01/11/40		1,088	1,115,404
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34		203	229,999
					3,078,684
Mongolia 0.2%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		400	393,825
Morocco 0.7%
Morocco Government International Bond,
Sr. Unsec’d. Notes	1.500	11/27/31	EUR	100	73,128
Sr. Unsec’d. Notes	2.000	09/30/30	EUR	500	392,467
Sr. Unsec’d. Notes	2.375	12/15/27		400	341,200

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Morocco (cont’d.)
Morocco Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	4.000%	12/15/50	200	$134,500
Sr. Unsec’d. Notes, 144A	3.000	12/15/32	200	158,500
				1,099,795
Mozambique 0.3%
Mozambique International Bond,
Unsec’d. Notes	5.000(cc)	09/15/31	600	403,987
Unsec’d. Notes, 144A	5.000(cc)	09/15/31	200	134,663
				538,650
Namibia 0.1%
Namibia International Bonds, Sr. Unsec’d. Notes	5.250	10/29/25	200	175,500
Nigeria 1.9%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30	200	143,250
Sr. Unsec’d. Notes	7.625	11/21/25	700	619,500
Sr. Unsec’d. Notes	7.696	02/23/38	200	127,500
Sr. Unsec’d. Notes	7.875	02/16/32	400	280,000
Sr. Unsec’d. Notes	8.747	01/21/31	700	527,625
Sr. Unsec’d. Notes	9.248	01/21/49	200	137,500
Sr. Unsec’d. Notes, 144A	7.696	02/23/38	200	127,500
Sr. Unsec’d. Notes, 144A, MTN	6.125	09/28/28	200	143,225
Sr. Unsec’d. Notes, 144A, MTN	7.375	09/28/33	200	132,725
Sr. Unsec’d. Notes, 144A, MTN	8.375	03/24/29	200	154,750
Sr. Unsec’d. Notes, EMTN	6.125	09/28/28	200	143,225
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27	700	530,250
				3,067,050
Oman 3.1%
Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26	1,030	1,005,537
Sr. Unsec’d. Notes	5.375	03/08/27	780	769,275
Sr. Unsec’d. Notes	5.625	01/17/28	680	677,450
Sr. Unsec’d. Notes	6.250	01/25/31	200	199,000
Sr. Unsec’d. Notes	6.500	03/08/47	625	542,188
Sr. Unsec’d. Notes	6.750	10/28/27	600	624,000
Sr. Unsec’d. Notes	6.750	01/17/48	200	178,000

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Oman (cont’d.)
Oman Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	01/17/48	200	$178,000
Sr. Unsec’d. Notes, 144A, MTN	4.875	02/01/25	200	198,500
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	600	597,000
				4,968,950
Pakistan 1.0%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	600	308,175
Sr. Unsec’d. Notes	8.250	04/15/24	400	231,325
Sr. Unsec’d. Notes	8.250	09/30/25	770	423,585
Sr. Unsec’d. Notes, 144A, MTN	7.375	04/08/31	200	98,772
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	200	98,772

Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes	5.625	12/05/22	600	523,987
				1,684,616
Panama 1.6%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.298	01/19/33	200	173,800
Sr. Unsec’d. Notes	3.870	07/23/60	200	144,788
Sr. Unsec’d. Notes	3.875	03/17/28	200	193,913
Sr. Unsec’d. Notes	4.300	04/29/53	375	301,828
Sr. Unsec’d. Notes	4.500	04/16/50	400	329,825
Sr. Unsec’d. Notes	4.500	04/01/56	200	162,163
Sr. Unsec’d. Notes	6.700	01/26/36	935	1,030,428
Sr. Unsec’d. Notes	9.375	04/01/29	165	203,692
				2,540,437
Papua New Guinea 0.1%
Papua New Guinea Government International Bond, Sr. Unsec’d. Notes, 144A	8.375	10/04/28	200	165,022
Paraguay 0.5%
Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.700	03/27/27	200	203,038
Sr. Unsec’d. Notes	4.950	04/28/31	200	197,600
Sr. Unsec’d. Notes	6.100	08/11/44	400	385,200
				785,838

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru 2.2%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780%	12/01/60		490	$331,761
Sr. Unsec’d. Notes	2.783	01/23/31		940	828,257
Sr. Unsec’d. Notes	3.000	01/15/34		765	655,605
Sr. Unsec’d. Notes	3.230	07/28/2121		110	75,508
Sr. Unsec’d. Notes	4.125	08/25/27		160	160,630
Sr. Unsec’d. Notes	5.625	11/18/50		232	253,866
Sr. Unsec’d. Notes	6.550	03/14/37		225	257,034
Sr. Unsec’d. Notes	8.750	11/21/33		780	1,017,559
					3,580,220
Philippines 2.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	259,914
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	165	119,733
Sr. Unsec’d. Notes	2.650	12/10/45		200	151,772
Sr. Unsec’d. Notes	2.950	05/05/45		200	156,272
Sr. Unsec’d. Notes	3.556	09/29/32		530	519,458
Sr. Unsec’d. Notes	3.700	03/01/41		880	797,597
Sr. Unsec’d. Notes	3.950	01/20/40		700	658,077
Sr. Unsec’d. Notes	6.375	10/23/34		100	117,636
Sr. Unsec’d. Notes	7.750	01/14/31		420	522,946
					3,303,405
Qatar 3.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes	4.000	03/14/29		1,350	1,404,000
Sr. Unsec’d. Notes	4.625	06/02/46		600	631,500
Sr. Unsec’d. Notes	4.817	03/14/49		200	214,000
Sr. Unsec’d. Notes	5.103	04/23/48		1,440	1,598,400
Sr. Unsec’d. Notes	6.400	01/20/40		100	124,000
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		810	866,700
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	222,000
					5,060,600
Romania 1.3%
Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/48		144	120,807
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	590	482,332
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	410	325,621

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania (cont’d.)
Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	4.625%	04/03/49	EUR	230	$184,796
Unsec’d. Notes, 144A	2.750	04/14/41	EUR	170	109,928
Unsec’d. Notes, 144A, MTN	6.000	05/25/34		902	860,282
					2,083,766
Russia 0.6%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.850	11/20/32	EUR	300	110,382
Sr. Unsec’d. Notes	2.650	05/27/36(d)	EUR	300	110,381
Sr. Unsec’d. Notes	5.100	03/28/35		800	392,000
Sr. Unsec’d. Notes	5.625	04/04/42		800	336,000
Sr. Unsec’d. Notes	12.750	06/24/28(d)		110	52,800
					1,001,563
Saudi Arabia 2.7%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		400	427,000
Sr. Unsec’d. Notes, EMTN	2.250	02/02/33		200	176,250
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		2,050	1,978,250
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		1,270	1,235,075
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		600	613,500
					4,430,075
Senegal 0.4%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	400	334,722
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	200	145,131
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	150	108,848
					588,701
Serbia 1.2%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	800	617,471
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	225	150,004
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		230	169,625

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia (cont’d.)
Serbia International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	3.125%	05/15/27	EUR	810	$750,538
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	250	195,196
					1,882,834
South Africa 1.5%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.300	10/12/28		400	366,200
Sr. Unsec’d. Notes	4.850	09/27/27		260	252,086
Sr. Unsec’d. Notes	4.850	09/30/29		600	549,862
Sr. Unsec’d. Notes	5.650	09/27/47		540	412,358
Sr. Unsec’d. Notes	5.750	09/30/49		400	305,500
Sr. Unsec’d. Notes	5.875	04/20/32		200	185,250
Sr. Unsec’d. Notes	6.250	03/08/41		150	127,575
Sr. Unsec’d. Notes	7.300	04/20/52		250	219,375
					2,418,206
Sri Lanka 0.3%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	04/18/23(d)		200	59,413
Sr. Unsec’d. Notes	6.200	05/11/27(d)		400	117,825
Sr. Unsec’d. Notes	6.350	06/28/24(d)		200	59,787
Sr. Unsec’d. Notes	6.850	11/03/25(d)		350	105,066
Sr. Unsec’d. Notes	7.850	03/14/29(d)		250	73,406
Sr. Unsec’d. Notes, 144A	6.750	04/18/28(d)		200	58,913
Sr. Unsec’d. Notes, 144A	6.850	03/14/24(d)		265	78,473
					552,883
Turkey 2.8%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250	03/13/25		200	173,100
Sr. Unsec’d. Notes	4.250	04/14/26		400	327,450
Sr. Unsec’d. Notes	4.750	01/26/26		495	415,800
Sr. Unsec’d. Notes	4.875	10/09/26		860	703,480
Sr. Unsec’d. Notes	5.250	03/13/30		610	439,314
Sr. Unsec’d. Notes	5.750	03/22/24		200	187,912
Sr. Unsec’d. Notes	5.950	01/15/31		200	147,538
Sr. Unsec’d. Notes	6.000	03/25/27		380	318,084
Sr. Unsec’d. Notes	6.000	01/14/41		200	127,100

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Turkey (cont’d.)
Turkey Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.125%	10/24/28		420	$335,160
Sr. Unsec’d. Notes	6.350	08/10/24		400	374,325
Sr. Unsec’d. Notes	6.375	10/14/25		200	179,538
Sr. Unsec’d. Notes	6.500	09/20/33		200	144,975
Sr. Unsec’d. Notes	6.875	03/17/36		104	77,207
Sr. Unsec’d. Notes	7.375	02/05/25		165	155,286
Sr. Unsec’d. Notes	7.625	04/26/29		280	238,315

Turkiye Ihracat Kredi Bankasi A/S, Sr. Unsec’d. Notes	8.250	01/24/24		200	190,287
					4,534,871
Ukraine 0.7%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	410	74,799
Sr. Unsec’d. Notes	6.750	06/20/26(d)	EUR	580	114,112
Sr. Unsec’d. Notes	7.375	09/25/32		200	37,700
Sr. Unsec’d. Notes	7.750	09/01/23		300	66,000
Sr. Unsec’d. Notes	7.750	09/01/24		1,180	224,200
Sr. Unsec’d. Notes	7.750	09/01/25		640	115,200
Sr. Unsec’d. Notes	7.750	09/01/26		600	108,000
Sr. Unsec’d. Notes	7.750	09/01/27		520	93,600
Sr. Unsec’d. Notes	8.994	02/01/24		200	38,000
Sr. Unsec’d. Notes	9.750	11/01/28		965	190,587
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	18,244

Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750	01/22/25		63	22,038
					1,102,480
United Arab Emirates 1.3%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125	09/30/49		200	165,600
Sr. Unsec’d. Notes, 144A	3.125	09/30/49		500	414,000
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50		200	188,538

Emirate of Dubai Government International Bonds, Sr. Unsec’d. Notes, EMTN	5.250	01/30/43		1,000	927,062
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50		200	130,000
Sr. Unsec’d. Notes, MTN	4.000	07/28/50		200	130,000

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
United Arab Emirates (cont’d.)

UAE International Government Bond, Sr. Unsec’d. Notes, 144A, MTN	4.951%	07/07/52	200	$217,350
				2,172,550
Uruguay 1.6%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.125	11/20/45	120	117,322
Sr. Unsec’d. Notes	4.975	04/20/55	580	605,484
Sr. Unsec’d. Notes	5.100	06/18/50	520	553,897
Sr. Unsec’d. Notes	7.625	03/21/36	590	773,195
Sr. Unsec’d. Notes	7.875	01/15/33	435	569,796
				2,619,694
Venezuela 0.0%
Venezuela Government International Bond, Sr. Unsec’d. Notes	12.750	08/23/22(d)	180	15,525
Zambia 0.6%
Zambia Government International Bond,
Sr. Unsec’d. Notes	8.500	04/14/24(d)	600	346,500
Sr. Unsec’d. Notes	8.970	07/30/27(d)	600	341,925
Unsec’d. Notes	5.375	09/20/22(d)	400	215,000
				903,425

Total Sovereign Bonds (cost $137,084,835)				106,735,673

Total Long-Term Investments (cost $187,200,519)				148,264,189

Shares
Short-Term Investments 7.6%
Affiliated Mutual Fund 0.9%
PGIM Institutional Money Market Fund (cost $1,503,528; includes $1,501,304 of cash collateral for securities on loan)(b)(we)	1,504,892	1,503,387

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Unaffiliated Fund 6.6%
Dreyfus Government Cash Management (Institutional Shares) (cost $10,724,306)	10,724,306	$10,724,306
Options Purchased*~ 0.1%
(cost $101,054)		107,086

Total Short-Term Investments (cost $12,328,888)		12,334,779

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.2% (cost $199,529,407)		160,598,968
Options Written*~ (0.1)%
(premiums received $154,059)		(155,093)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.1% (cost $199,375,348)		160,443,875
Other assets in excess of liabilities(z) 0.9%		1,385,273

Net Assets 100.0%		$161,829,148

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
CDX—Credit Derivative Index
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,478,956; cash collateral of $1,501,304 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.55		—		389	$11,363
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	8.00		—		195	—
Currency Option USD vs CNH	Call	Goldman Sachs International	09/02/22	6.55		—		366	10,608
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/13/22	6.85		—		3,221	10,220
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	10/19/22	6.50		—		1,410	50,858
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	10/25/22	81.00		—		1,954	12,381
Currency Option USD vs MXN	Call	JPMorgan Chase Bank, N.A.	08/11/22	21.00		—		483	1,030
Currency Option USD vs ZAR	Call	Citibank, N.A.	09/23/22	17.25		—		788	10,467

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Put	JPMorgan Chase Bank, N.A.	08/23/22	23.00		—	EUR	386	$3
Currency Option USD vs BRL	Put	Goldman Sachs International	08/04/22	3.90		—		400	—
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/09/22	4.00		—		782	—
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/31/22	4.40		—		176	11
Currency Option USD vs BRL	Put	Goldman Sachs International	10/11/22	3.90		—		406	20
Currency Option USD vs CLP	Put	Morgan Stanley & Co. International PLC	08/18/22	675.00		—		765	—
Currency Option USD vs CLP	Put	Citibank, N.A.	10/20/22	650.00		—		383	9
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	5.60		—		389	—
Currency Option USD vs CNH	Put	Goldman Sachs International	09/02/22	5.75		—		366	—
Currency Option USD vs COP	Put	Morgan Stanley & Co. International PLC	08/18/22	3,650.00		—		574	6
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	08/11/22	18.00		—		483	1
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	09/06/22	17.00		—		1,809	9
Currency Option USD vs ZAR	Put	Citibank, N.A.	09/23/22	14.25		—		788	93
Currency Option USD vs ZAR	Put	JPMorgan Chase Bank, N.A.	09/28/22	13.00		—		789	7
Total Options Purchased (cost $101,054)								$107,086
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.90	—	584	$(124)
Currency Option USD vs CNH	Call	Goldman Sachs International	09/02/22	6.80	—	366	(1,413)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/13/22	7.05	—	3,221	(2,250)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	10/19/22	6.75	—		1,410	$(13,810)
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	10/25/22	83.00	—		1,954	(4,528)
Currency Option USD vs ZAR	Call	Citibank, N.A.	09/23/22	18.25	—		788	(3,365)
Currency Option EUR vs CZK	Put	JPMorgan Chase Bank, N.A.	08/23/22	24.50	—	EUR	386	(1,023)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/09/22	5.10	—		782	(5,091)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/31/22	5.00	—		176	(1,193)
Currency Option USD vs CLP	Put	Morgan Stanley & Co. International PLC	08/18/22	880.00	—		765	(7,543)
Currency Option USD vs CLP	Put	Citibank, N.A.	10/20/22	850.00	—		383	(4,730)
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	6.40	—		389	—
Currency Option USD vs CNH	Put	Goldman Sachs International	09/02/22	6.25	—		366	(1)
Currency Option USD vs COP	Put	Morgan Stanley & Co. International PLC	08/18/22	4,150.00	—		574	(2,464)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	08/11/22	20.30	—		483	(2,990)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	09/06/22	21.50	—		1,809	(95,254)
Currency Option USD vs ZAR	Put	Citibank, N.A.	09/23/22	16.25	—		788	(9,314)
Total Options Written (premiums received $154,059)								$(155,093)
Futures contracts outstanding at July 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
45	2 Year U.S. Treasury Notes	Sep. 2022	$9,470,742	$(11,225)
63	5 Year U.S. Treasury Notes	Sep. 2022	7,164,773	81,740
14	10 Year U.S. Ultra Treasury Notes	Sep. 2022	1,837,500	56,288
34	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	5,382,625	65,137
				191,940

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Futures contracts outstanding at July 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
21	5 Year Euro-Bobl	Sep. 2022	$2,744,480	$(55,330)
35	10 Year Euro-Bund	Sep. 2022	5,639,059	(203,592)
18	10 Year U.S. Treasury Notes	Sep. 2022	2,180,532	(63,875)
20	20 Year U.S. Treasury Bonds	Sep. 2022	2,880,000	(122,333)
6	Euro Schatz Index	Sep. 2022	675,381	(4,627)
				(449,757)
				$(257,817)
Forward foreign currency exchange contracts outstanding at July 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	274	$186,600	$191,669	$5,069	$—
Brazilian Real,
Expiring 08/02/22	Goldman Sachs International	BRL	2,225	422,000	429,581	7,581	—
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	15,556	2,951,166	3,002,984	51,818	—
Expiring 08/02/22	UBS AG	BRL	1,738	321,000	335,469	14,469	—
Expiring 09/02/22	The Toronto-Dominion Bank	BRL	13,979	2,531,778	2,673,843	142,065	—
Chilean Peso,
Expiring 09/21/22	BNP Paribas S.A.	CLP	155,966	186,785	171,456	—	(15,329)
Chinese Renminbi,
Expiring 08/23/22	Citibank, N.A.	CNH	6,322	942,000	936,849	—	(5,151)
Expiring 08/23/22	Goldman Sachs International	CNH	5,653	840,000	837,722	—	(2,278)
Colombian Peso,
Expiring 09/21/22	Citibank, N.A.	COP	4,144,074	1,071,304	957,598	—	(113,706)
Czech Koruna,
Expiring 10/19/22	Citibank, N.A.	CZK	1,648	66,860	67,704	844	—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CZK	13,540	548,013	556,262	8,249	—
Hungarian Forint,
Expiring 10/19/22	Bank of America, N.A.	HUF	164,914	415,000	408,637	—	(6,363)
Expiring 10/19/22	Barclays Bank PLC	HUF	217,535	551,000	539,026	—	(11,974)
Expiring 10/19/22	Barclays Bank PLC	HUF	125,895	313,000	311,953	—	(1,047)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	172,960	$417,000	$428,575	$11,575	$—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	141,259	341,000	350,022	9,022	—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	136,311	329,000	337,763	8,763	—
Expiring 10/19/22	UBS AG	HUF	167,808	412,000	415,808	3,808	—
Expiring 10/19/22	UBS AG	HUF	161,576	408,000	400,367	—	(7,633)
Expiring 10/19/22	UBS AG	HUF	138,514	341,000	343,222	2,222	—
Indonesian Rupiah,
Expiring 09/21/22	Goldman Sachs International	IDR	2,846,340	189,000	191,645	2,645	—
Expiring 09/21/22	Standard Chartered Bank	IDR	4,149,108	276,000	279,360	3,360	—
Israeli Shekel,
Expiring 09/21/22	Bank of America, N.A.	ILS	2,096	597,000	618,671	21,671	—
Expiring 09/21/22	Goldman Sachs International	ILS	2,864	826,000	845,279	19,279	—
Japanese Yen,
Expiring 10/19/22	BNP Paribas S.A.	JPY	12,744	93,408	96,207	2,799	—
Mexican Peso,
Expiring 09/21/22	BNP Paribas S.A.	MXN	9,548	478,000	463,722	—	(14,278)
Expiring 09/21/22	HSBC Bank PLC	MXN	25,607	1,275,579	1,243,671	—	(31,908)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	13,018	651,000	632,282	—	(18,718)
New Taiwanese Dollar,
Expiring 09/21/22	Goldman Sachs International	TWD	30,355	1,025,000	1,013,600	—	(11,400)
Expiring 09/21/22	Goldman Sachs International	TWD	25,231	849,000	842,506	—	(6,494)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	TWD	24,975	841,000	833,949	—	(7,051)
Expiring 09/21/22	UBS AG	TWD	25,025	840,000	835,599	—	(4,401)
Peruvian Nuevo Sol,
Expiring 09/21/22	Bank of America, N.A.	PEN	1,273	339,125	322,208	—	(16,917)
Expiring 09/21/22	Barclays Bank PLC	PEN	1,027	273,582	259,805	—	(13,777)
Expiring 09/21/22	Barclays Bank PLC	PEN	571	152,293	144,623	—	(7,670)
Expiring 09/21/22	BNP Paribas S.A.	PEN	4,595	1,207,736	1,162,800	—	(44,936)
Philippine Peso,
Expiring 09/21/22	Bank of America, N.A.	PHP	53,230	980,000	958,512	—	(21,488)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	46,003	854,000	828,377	—	(25,623)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	35,037	$654,281	$630,904	$—	$(23,377)
Expiring 09/21/22	Standard Chartered Bank	PHP	52,337	977,617	942,423	—	(35,194)
Expiring 09/21/22	The Toronto-Dominion Bank	PHP	49,683	928,653	894,637	—	(34,016)
Polish Zloty,
Expiring 10/19/22	HSBC Bank PLC	PLN	6,858	1,436,064	1,458,619	22,555	—
Expiring 10/19/22	HSBC Bank PLC	PLN	1,057	219,109	224,759	5,650	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	3,428	737,000	729,184	—	(7,816)
Singapore Dollar,
Expiring 09/21/22	BNP Paribas S.A.	SGD	398	289,605	287,819	—	(1,786)
Expiring 09/21/22	HSBC Bank PLC	SGD	549	397,000	397,779	779	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	531	383,000	384,237	1,237	—
South African Rand,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	9,900	584,000	592,117	8,117	—
Expiring 09/21/22	Standard Chartered Bank	ZAR	7,806	481,000	466,847	—	(14,153)
South Korean Won,
Expiring 09/21/22	Goldman Sachs International	KRW	881,083	672,000	676,401	4,401	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	1,164,178	890,000	893,731	3,731	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	513,819	396,000	394,455	—	(1,545)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	1,186,616	918,000	910,956	—	(7,044)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	257,437	198,000	197,632	—	(368)
Thai Baht,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	46,992	1,301,000	1,281,353	—	(19,647)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	30,366	842,000	828,008	—	(13,992)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	6,175	169,000	168,372	—	(628)
Expiring 09/21/22	Standard Chartered Bank	THB	30,538	841,000	832,689	—	(8,311)
				$38,656,558	$38,462,248	361,709	(556,019)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	274	$191,980	$191,670	$310	$—
Expiring 10/19/22	The Toronto-Dominion Bank	AUD	266	181,074	186,308	—	(5,234)
Brazilian Real,
Expiring 08/02/22	Citibank, N.A.	BRL	3,279	602,000	632,990	—	(30,990)
Expiring 08/02/22	Standard Chartered Bank	BRL	2,261	416,000	436,555	—	(20,555)
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	13,979	2,554,611	2,698,490	—	(143,879)
British Pound,
Expiring 10/19/22	The Toronto-Dominion Bank	GBP	102	121,879	124,826	—	(2,947)
Canadian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	254	195,000	198,329	—	(3,329)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	251	191,000	195,939	—	(4,939)
Chilean Peso,
Expiring 09/21/22	UBS AG	CLP	550,512	593,000	605,189	—	(12,189)
Expiring 09/21/22	UBS AG	CLP	392,875	408,000	431,897	—	(23,897)
Expiring 09/21/22	UBS AG	CLP	349,391	354,000	384,093	—	(30,093)
Chinese Renminbi,
Expiring 08/23/22	Goldman Sachs International	CNH	7,079	1,051,382	1,048,987	2,395	—
Expiring 08/23/22	Goldman Sachs International	CNH	2,624	384,000	388,837	—	(4,837)
Expiring 08/23/22	HSBC Bank PLC	CNH	6,588	983,000	976,281	6,719	—
Expiring 08/23/22	HSBC Bank PLC	CNH	5,590	827,000	828,388	—	(1,388)
Expiring 08/23/22	HSBC Bank PLC	CNH	5,405	801,000	800,973	27	—
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	41,052	5,995,361	6,083,407	—	(88,046)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	5,660	839,000	838,795	205	—
Colombian Peso,
Expiring 09/21/22	BNP Paribas S.A.	COP	702,725	154,313	162,383	—	(8,070)
Expiring 09/21/22	Citibank, N.A.	COP	2,539,568	542,000	586,835	—	(44,835)
Czech Koruna,
Expiring 10/19/22	HSBC Bank PLC	CZK	20,724	854,000	851,410	2,590	—
Euro,
Expiring 10/19/22	Barclays Bank PLC	EUR	1,379	1,397,704	1,417,486	—	(19,782)
Expiring 10/19/22	Barclays Bank PLC	EUR	771	795,000	792,692	2,308	—
Expiring 10/19/22	Deutsche Bank AG	EUR	2,419	2,451,851	2,486,357	—	(34,506)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	983	$1,008,000	$1,010,669	$—	$(2,669)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	627	644,000	644,083	—	(83)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	190	191,000	194,869	—	(3,869)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	143	146,848	147,408	—	(560)
Expiring 10/19/22	Standard Chartered Bank	EUR	2,288	2,348,101	2,352,316	—	(4,215)
Expiring 10/19/22	UBS AG	EUR	670	680,000	688,574	—	(8,574)
Expiring 01/19/23	Standard Chartered Bank	EUR	5,582	5,939,690	5,782,372	157,318	—
Hungarian Forint,
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	51,556	126,283	127,750	—	(1,467)
Indian Rupee,
Expiring 09/21/22	Barclays Bank PLC	INR	16,002	203,000	200,732	2,268	—
Expiring 09/21/22	Credit Suisse International	INR	48,244	613,631	605,160	8,471	—
Indonesian Rupiah,
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	2,583,899	178,730	173,974	4,756	—
Expiring 09/21/22	Standard Chartered Bank	IDR	12,132,970	825,000	816,915	8,085	—
Israeli Shekel,
Expiring 09/21/22	Barclays Bank PLC	ILS	4,347	1,311,461	1,282,924	28,537	—
Expiring 09/21/22	Barclays Bank PLC	ILS	1,457	437,000	430,025	6,975	—
Expiring 09/21/22	Citibank, N.A.	ILS	4,347	1,312,649	1,282,923	29,726	—
Expiring 09/21/22	Citibank, N.A.	ILS	3,469	1,009,000	1,023,943	—	(14,943)
Expiring 09/21/22	Citibank, N.A.	ILS	2,816	818,000	831,042	—	(13,042)
Expiring 09/21/22	Citibank, N.A.	ILS	2,215	666,000	653,865	12,135	—
Expiring 09/21/22	Citibank, N.A.	ILS	1,447	420,000	427,001	—	(7,001)
Expiring 09/21/22	Citibank, N.A.	ILS	1,437	420,000	424,076	—	(4,076)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	3,108	892,000	917,400	—	(25,400)
Mexican Peso,
Expiring 09/21/22	Bank of America, N.A.	MXN	17,052	826,000	828,181	—	(2,181)
Expiring 09/21/22	Goldman Sachs International	MXN	17,299	836,000	840,163	—	(4,163)
Expiring 09/21/22	Goldman Sachs International	MXN	10,056	482,000	488,396	—	(6,396)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	10,518	500,000	510,840	—	(10,840)
Expiring 09/21/22	Standard Chartered Bank	MXN	4,133	197,000	200,720	—	(3,720)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 09/21/22	Citibank, N.A.	TWD	32,333	$1,103,690	$1,079,622	$24,068	$—
Expiring 09/21/22	Citibank, N.A.	TWD	22,538	767,000	752,579	14,421	—
Expiring 09/21/22	Goldman Sachs International	TWD	37,440	1,279,604	1,250,161	29,443	—
Expiring 09/21/22	HSBC Bank PLC	TWD	39,898	1,363,715	1,332,246	31,469	—
Expiring 09/21/22	HSBC Bank PLC	TWD	14,834	509,000	495,317	13,683	—
Expiring 09/21/22	HSBC Bank PLC	TWD	5,854	199,000	195,478	3,522	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	34,478	1,177,000	1,151,262	25,738	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	29,427	997,000	982,612	14,388	—
Peruvian Nuevo Sol,
Expiring 09/21/22	Barclays Bank PLC	PEN	1,194	303,086	302,074	1,012	—
Philippine Peso,
Expiring 09/21/22	Citibank, N.A.	PHP	61,901	1,090,000	1,114,648	—	(24,648)
Expiring 09/21/22	Citibank, N.A.	PHP	39,390	712,000	709,292	2,708	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	33,046	587,091	595,053	—	(7,962)
Expiring 09/21/22	Standard Chartered Bank	PHP	37,421	668,000	673,832	—	(5,832)
Expiring 09/21/22	Standard Chartered Bank	PHP	24,845	440,909	447,386	—	(6,477)
South African Rand,
Expiring 09/21/22	Deutsche Bank AG	ZAR	8,530	521,000	510,152	10,848	—
Expiring 09/21/22	HSBC Bank PLC	ZAR	9,642	569,000	576,689	—	(7,689)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	13,058	763,000	780,985	—	(17,985)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	6,329	368,534	378,504	—	(9,970)
Expiring 09/21/22	Standard Chartered Bank	ZAR	4,172	266,267	249,545	16,722	—
South Korean Won,
Expiring 09/21/22	BNP Paribas S.A.	KRW	1,563,120	1,257,954	1,199,996	57,958	—
Expiring 09/21/22	Goldman Sachs International	KRW	1,123,572	872,000	862,558	9,442	—
Expiring 09/21/22	HSBC Bank PLC	KRW	845,288	654,000	648,921	5,079	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	1,216,492	938,000	933,892	4,108	—
Thai Baht,
Expiring 09/21/22	Citibank, N.A.	THB	30,040	822,000	819,121	2,879	—
Expiring 09/21/22	Goldman Sachs International	THB	15,644	456,035	426,571	29,464	—
Expiring 09/21/22	Goldman Sachs International	THB	15,097	442,000	411,647	30,353	—
Expiring 09/21/22	HSBC Bank PLC	THB	30,421	873,000	829,522	43,478	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	82,275	$2,411,066	$2,243,456	$167,610	$—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	46,280	1,331,602	1,261,944	69,658	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	37,390	1,055,000	1,019,539	35,461	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	34,716	988,000	946,621	41,379	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	31,460	875,000	857,830	17,170	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	30,180	824,000	822,946	1,054	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	20,925	609,965	570,589	39,376	—
Turkish Lira,
Expiring 09/21/22	Barclays Bank PLC	TRY	2,194	118,000	114,384	3,616	—
Expiring 09/21/22	UBS AG	TRY	1,903	107,217	99,237	7,980	—
				$74,235,283	$73,881,649	1,026,912	(673,278)
						$1,388,621	$(1,229,297)
Credit default swap agreements outstanding at July 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.37.V1	06/20/27	1.000%(Q)	8,300	$897,380	$772,504	$(124,876)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).